Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Machinery Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Other Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Other Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Building Improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years